Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Current tax	$ (12.5)	$ (7.4)	$ (27.9)	$ (12.1)
Change in deferred tax	(0.9)	1.1	(0.8)	1.0
Total	$ (13.4)	$ (6.3)	$ (28.7)	$ (11.1)